UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	November 14, 2005
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		66
						----

Form 13F Information Table Value Total:		$633,137
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2   Column 3    Column 4	Column 5		Column 6   Column 7 Column 8
-----------------------	--------   ---------   --------	-------------------	---------- -------- ----------------------
					       Value	Shares/	SH/   Put/	Investment Other    Voting Authority
Name of Issuer		Class	   CUSIP       (x$1000)	Prn Amt	Prn   Call	Discretion Managers Sole   Shared   None
--------------		-----	   -----       --------	-------	---   ----	---------- -------- ----   ------   ----
3COM CORP 		COM	   885535104   175008	4289400	SH		Sole		    3260000	    1029400
AETNA INC		COM	   00817Y108   4824	5600	SH		Sole		    3800	    1800
AGILENT TECH INC	COM	   00846u101   284843	869750	SH		Sole		    673400	    196350
AMERICAN PWR CONVSN	COM	   029066107   15429	59550	SH		Sole		    43750	    15800
APPLIED MATLS INC	COM	   038222105   2544	15000	SH		Sole			            15000
AVNET INC		COM	   053807103   19819	81060	SH		Sole		    58010	    23050
BANK OF NEW YORK INC	COM	   064057102   277175	942450	SH		Sole		    729850	    212600
BANKFINANCIAL CORP	COM	   06643p104   7100	50000	SH		Sole		    50000
BEARINGPOINT INC	COM	   074002106   3624	47750	SH		Sole		    47750
BIG LOTS INC 		COM	   089302103   8001	72800	SH		Sole		    72800
BLOCK H & R INC		COM	   093671105   4606	19206	SH		Sole		    10366	    8840
BRIGGS & STRATTON CORP	COM	   109043109   8596	24850	SH		Sole		    24850
BRISTOL MYERS SQUIBB	COM	   110122108   3537	14700	SH		Sole		    4000	    10700
CAPITAL ONE FINANCIAL	COM	   14040H105   237841	299095	SH		Sole		    230342	    68753
CARDINAL HEALTH INC	COM	   14149Y108   227464	358550	SH		Sole		    282100	    76450
CASH AMER INTL INC  	COM	   14754d100   5125	24700	SH		Sole		    24700
CENDANT CORP		COM	   151313103   262230	1270492	SH		Sole		    976609	    293883
CHUBB CORP		COM	   171232101   297225	331909	SH		Sole		    257104	    74805
CITIGROUP INC		COM	   172967101   323647	711000	SH		Sole		    552150	    158850
COMCAST CORP		COM	   20030N101   294311	1001740	SH		Sole		    787341	    214399
CONOCOPHILLIPS		COM	   20825C104   5173	7400	SH		Sole		    5000	    2400
CORINTHIAN COLLEGES INC	COM	   218868107   12023	90600	SH		Sole		    74350	    16250
COUNTRYWIDE FIN CO	COM	   222372104   226226	685950	SH		Sole		    521900	    164050
CUMULUS MEDIA INC	COM	   231082108   6070	48600	SH		Sole		    48600
CVS CORP 		COM	   126650100   4137	14262	SH		Sole		    7622	    6640
CYTEC INDS INC		COM	   232820100   6333	14600	SH		Sole		    14600
DEL MONTE FOODS CO	COM	   24522P103   4002	37300	SH		Sole		    37300
DIRECTV GROUP INC	COM	   25459L106   200732	1340000	SH		Sole		    1038000	    302000
ENSCO INTERNATIONAL INC	COM	   26874Q100   5591	12000	SH		Sole		    8100	    3900
EXPEDIA INC 		COM	   30212p105   100879	509235	SH		Sole		    390885	    118350
FEDERAL NATL MTG ASSN	COM	   313586109   250962	559932	SH		Sole		    429120 	    130812
FEDEX CORP		COM	   31428x106   284828	326900	SH		Sole		    254500	    72400
FOOT LOCKER INC		COM	   344849104   13131	59850	SH		Sole		    49200	    10650
FREDDIE MAC		COM	   313400301   190073	336650	SH		Sole		    256500	    80150
GENERAL ELECTRIC CO	COM	   369604103   3131	9300	SH		Sole				    9300
GREATBATCH INC		COM	   39153l106   4336	15800	SH		Sole		    15800
GTECH HOLDINGS CORP	COM	   400518106   231217	721200	SH		Sole		    603400	    117800
HCA INC			COM	   404119109   8674	18100	SH		Sole		    12200	    5900
HEWLETT-PACKARD CO	COM	   428236103   323740	1108700	SH		Sole		    858700	    250000
IAC/INTERACTIVECORP 	COM	   44919p102   130732	515710	SH		Sole		    400260	    115450
IDEXX LABS CORP		COM	   45168d104   6186	9250	SH		Sole		    9250
IMAGISTICS INTL INC	COM	   45247t104   6717	16050	SH		Sole		    16050
INTEGRAT SILICON  SOLN	COM	   45812p107   3347	39850	SH		Sole		    39850
INVESTORS FIN SERVS	COM	   461915100   8291	25200	SH		Sole		    25200
LEAR CORP		COM	   521865105   158351	466150	SH		Sole		    366850	    99300
LIBERTY MEDIA CORP 	COM	   530718105   230333	2861275	SH		Sole		    2219282	    641993
MERRILL LYNCH & CO INC 	COM	   590188108   4724	7700	SH		Sole		    5200	    2500
MICROSOFT CORP		COM	   594918104   2779	10800	SH		Sole		    4200	    6600
PATTERSN UTI ENERGY INC	COM	   703481101   6368	17650	SH		Sole		    17650
PLANTRONICS INC 	COM	   727493108   14404	46750	SH		Sole		    38050	    8700
REEBOK INTL LTD		COM	   758110100   9249	16350	SH		Sole		    16350
RENAISSANCE RE HLDGS	COM	   G7496G103   7128	16300	SH		Sole		    16300
RENT A CENTER INC	COM	   76009n100   154992	802650	SH		Sole		    630150	    172500
SOUTHWEST AIRLNS CO	COM	   844741108   8776	59100	SH		Sole		    35300	    23800
ST PAUL TRAVELERS COS	COM	   792860108   28133	62700	SH		Sole		    59200	    3500
THERMO ELECTRON CORP	COM	   883556102   241082	780200	SH		Sole		    606250	    173950
TOMMY HILFIGER CORP	COM	   G8915Z102   6289	36250	SH		Sole		    36250
TRINITY INDS INC	COM	   896522109   7248	17900	SH		Sole		    17900
UNION PAC CORP		COM	   907818108   5019	7000	SH		Sole		    4700	    2300
UNITED STATIONERS INC	COM	   913004107   5241	10950	SH		Sole		    10950
WAL-MART STORES INC	COM	   931142103   279462	637750	SH		Sole		    492200	    145550
WASHINGTON MUTUAL INC	COM	   939322103   6275	16000	SH		Sole		    10800	    5200
WASTE MANAGEMENT INC	COM	   94106l109   265687	928650	SH		Sole		    708100	    220550
WESTCORP INC 		COM	   957907108   6450	10950	SH		Sole		    10950
XL CAPITAL CORP		COM	   G98255105   156707	230350	SH		Sole		    169600	    60750
YORK INTL CORP 		COM	   986670107   227196	405200	SH		Sole		    327100	    78100